REVENUE (Tables)	3 Months Ended
Mar. 31, 2026
Revenue from Contract with Customer [Abstract]
Schedule of timing of revenue recognition

	2026	2025
Services and products transferred at a point in time	$3,588	$141,018
Services and products transferred over time	14,930	–
Total revenue	$18,518	$141,018

Schedule of revenue by source

	2026	2025
Products	$–	$–
Services	18,518	141,018
Total revenue	$18,518	$141,018

Schedule of revenue by geographic destination

	2026	2025
North America	$2,700	$14,200
United Kingdom	–	–
Rest of world	15,818	126,818
Total revenue	$18,518	$141,018